December 1, 1995

                      THE DREYFUS/LAUREL FUNDS, INC.-

                            Premier Balanced Fund
                      Premier Limited Term Income Fund

             Supplement to Statement of Additional Information
                             Dated March 1, 1995

     The following information supplements or replaces the information contained in the following indicated sections of the Fund's Statement of Additional Information:

                          PURCHASE OF FUND SHARES

     TeleTransfer Privilege. TeleTransfer purchase orders may be made at any time. Purchase orders received by 4:00 P.M., New York time, on any business day that Dreyfus Transfer, Inc., the Fund's transfer and dividend disbursing agent (the "Transfer Agent"), and the New York Stock Exchange are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 P.M., New York time, on any business day the Transfer Agent and the New York Stock Exchange are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order.

             CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT,
                      COUNSEL AND INDEPENDENT AUDITORS

     Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, is located at One American Express Plaza, Providence, Rhode Island 02903, and serves as the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses. The Transfer Agent has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

                                                           December 1, 1995

                      THE DREYFUS/LAUREL FUNDS, INC.-

                      Premier Small Company Stock Fund

             Supplement to Statement of Additional Information
                             Dated March 1, 1995

     The following information supplements or replaces the information contained in the following indicated sections of the Fund's Statement of Additional Information:

                          PURCHASE OF FUND SHARES

     TeleTransfer Privilege. TeleTransfer purchase orders may be made at any time. Purchase orders received by 4:00 P.M., New York time, on any business day that Dreyfus Transfer, Inc., the Fund's transfer and dividend disbursing agent (the "Transfer Agent"), and the New York Stock Exchange are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 P.M., New York time, on any business day the Transfer Agent and the New York Stock Exchange are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order.

             CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT,
                      COUNSEL AND INDEPENDENT AUDITORS

     Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, is located at One American Express Plaza, Providence, Rhode Island 02903, and serves as the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses. The Transfer Agent has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

                                                           December 1, 1995

                      THE DREYFUS/LAUREL FUNDS, INC.-

               Dreyfus Institutional S&P 500 Stock Index Fund

             Supplement to Statement of Additional Information
                             Dated March 1, 1995

     The following information supplements or replaces the information contained in the following indicated sections of the Fund's Statement of Additional Information:

                          PURCHASE OF FUND SHARES

     Dreyfus TeleTransfer Privilege. Dreyfus TeleTransfer purchase orders may be made at any time. Purchase orders received by 4:00 P.M., New York time, on any business day that Dreyfus Transfer, Inc., the Fund's transfer and dividend disbursing agent (the "Transfer Agent"), and the New York Stock Exchange are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 P.M., New York time, on any business day the Transfer Agent and the New York Stock Exchange are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order.

             CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT,
                      COUNSEL AND INDEPENDENT AUDITORS

     Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, is located at One American Express Plaza, Providence, Rhode Island 02903, and serves as the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses. The Transfer Agent has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

                                                           December 1, 1995

                      THE DREYFUS/LAUREL FUNDS, INC.-

                 Dreyfus Disciplined Intermediate Bond Fund

             Supplement to Statement of Additional Information
                           Dated November 1, 1995

     The following information supplements or replaces the information contained in the following indicated sections of the Fund's Statement of Additional Information:

                          PURCHASE OF FUND SHARES

     Dreyfus TeleTransfer Privilege. Dreyfus TeleTransfer purchase orders may be made at any time. Purchase orders received by 4:00 P.M., New York time, on any business day that Dreyfus Transfer, Inc., the Fund's transfer and dividend disbursing agent (the "Transfer Agent"), and the New York Stock Exchange are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 P.M., New York time, on any business day the Transfer Agent and the New York Stock Exchange are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order.

             CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT,
                      COUNSEL AND INDEPENDENT AUDITORS

     Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, is located at One American Express Plaza, Providence, Rhode Island 02903, and serves as the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses. The Transfer Agent has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

                                                           December 1, 1995

                      THE DREYFUS/LAUREL FUNDS, INC.-

                            Dreyfus European Fund

             Supplement to Statement of Additional Information
                             Dated March 1, 1995

     The following information supplements or replaces the information contained in the following indicated sections of the Fund's Statement of Additional Information:

                          PURCHASE OF FUND SHARES

     Dreyfus TeleTransfer Privilege. Dreyfus TeleTransfer purchase orders may be made at any time. Purchase orders received by 4:00 P.M., New York time, on any business day that Dreyfus Transfer, Inc., the Fund's transfer and dividend disbursing agent (the "Transfer Agent"), and the New York Stock Exchange are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 P.M., New York time, on any business day the Transfer Agent and the New York Stock Exchange are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order.

             CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT,
                      COUNSEL AND INDEPENDENT AUDITORS

     Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, is located at One American Express Plaza, Providence, Rhode Island 02903, and serves as the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses. The Transfer Agent has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

                                                           December 1, 1995

                      THE DREYFUS/LAUREL FUNDS, INC.-

                Dreyfus International Equity Allocation Fund

             Supplement to Statement of Additional Information
                            Dated April 10, 1995

     The following information supplements or replaces the information contained in the following indicated sections of the Fund's Statement of Additional Information:

                          PURCHASE OF FUND SHARES

     Dreyfus TeleTransfer Privilege. Dreyfus TeleTransfer purchase orders may be made at any time. Purchase orders received by 4:00 P.M., New York time, on any business day that Dreyfus Transfer, Inc., the Fund's transfer and dividend disbursing agent (the "Transfer Agent"), and the New York Stock Exchange are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 P.M., New York time, on any business day the Transfer Agent and the New York Stock Exchange are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order.

             CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT,
                      COUNSEL AND INDEPENDENT AUDITORS

     Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, is located at One American Express Plaza, Providence, Rhode Island 02903, and serves as the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses. The Transfer Agent has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

                                                           December 1, 1995

                      THE DREYFUS/LAUREL FUNDS, INC.-

                       Dreyfus Disciplined Stock Fund

             Supplement to Statement of Additional Information
                             Dated March 1, 1995

     The following information supplements or replaces the information contained in the following indicated sections of the Fund's Statement of Additional Information:

                          PURCHASE OF FUND SHARES

     Dreyfus TeleTransfer Privilege. Dreyfus TeleTransfer purchase orders may be made at any time. Purchase orders received by 4:00 P.M., New York time, on any business day that Dreyfus Transfer, Inc., the Fund's transfer and dividend disbursing agent (the "Transfer Agent"), and the New York Stock Exchange are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 P.M., New York time, on any business day the Transfer Agent and the New York Stock Exchange are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order.

             CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT,
                      COUNSEL AND INDEPENDENT AUDITORS

     Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, is located at One American Express Plaza, Providence, Rhode Island 02903, and serves as the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses. The Transfer Agent has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.


                                                           December 1, 1995

                      THE DREYFUS/LAUREL FUNDS, INC.-

                    Dreyfus Disciplined Midcap Stock Fund

             Supplement to Statement of Additional Information
                             Dated March 1, 1995

     The following information supplements or replaces the information contained in the following indicated sections of the Fund's Statement of Additional Information:

                          PURCHASE OF FUND SHARES

     Dreyfus TeleTransfer Privilege. Dreyfus TeleTransfer purchase orders may be made at any time. Purchase orders received by 4:00 P.M., New York time, on any business day that Dreyfus Transfer, Inc., the Fund's transfer and dividend disbursing agent (the "Transfer Agent"), and the New York Stock Exchange are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 P.M., New York time, on any business day the Transfer Agent and the New York Stock Exchange are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order.

             CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT,
                      COUNSEL AND INDEPENDENT AUDITORS

     Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, is located at One American Express Plaza, Providence, Rhode Island 02903, and serves as the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses. The Transfer Agent has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.


                                                           December 1, 1995

                      THE DREYFUS/LAUREL FUNDS, INC.-


              DREYFUS INSTITUTIONAL PRIME MONEY MARKET FUND
           DREYFUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
          DREYFUS INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
                         DREYFUS MONEY MARKET RESERVES
                          DREYFUS MUNICIPAL RESERVES
                        DREYFUS U.S. TREASURY RESERVES

             Supplement to Statement of Additional Information
                             Dated April 10, 1995

     The following information supplements and supersedes any contrary information contained in the Funds' Statement of Additional Information.

     Effective October 31, 1995, Dreyfus/Laurel Institutional U.S. Treasury Only Money Market Fund and Dreyfus/Laurel Institutional Short-Term Bond Fund (collectively, the "Funds") were terminated as separate series of The Dreyfus/Laurel Funds, Inc. Accordingly, all references to the Funds in the Prospectus are hereby deleted in their entirety.

     The following information supplements or replaces the information contained in the following indicated sections of the Fund's Statement of Additional Information:

                          PURCHASE OF FUND SHARES

     TeleTransfer Privilege. TeleTransfer purchase orders may be made at any time. Purchase orders received by 4:00 P.M., New York time, on any business day that Dreyfus Transfer, Inc., the Fund's transfer and dividend disbursing agent (the "Transfer Agent"), and the New York Stock Exchange are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 P.M., New York time, on any business day the Transfer Agent and the New York Stock Exchange are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order.

             CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT,
                      COUNSEL AND INDEPENDENT AUDITORS

     Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, is located at One American Express Plaza, Providence, Rhode Island 02903, and serves as the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses. The Transfer Agent has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.




                                                           December 1, 1995

                      THE DREYFUS/LAUREL FUNDS, INC.-

                   Dreyfus Disciplined Equity Income Fund

             Supplement to Statement of Additional Information
                             Dated March 1, 1995

     The following information supplements or replaces the information contained in the following indicated sections of the Fund's Statement of Additional Information:

                          PURCHASE OF FUND SHARES

     Dreyfus TeleTransfer Privilege. Dreyfus TeleTransfer purchase orders may be made at any time. Purchase orders received by 4:00 P.M., New York time, on any business day that Dreyfus Transfer, Inc., the Fund's transfer and dividend disbursing agent (the "Transfer Agent"), and the New York Stock Exchange are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 P.M., New York time, on any business day the Transfer Agent and the New York Stock Exchange are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order.

             CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT,
                      COUNSEL AND INDEPENDENT AUDITORS

     Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, is located at One American Express Plaza, Providence, Rhode Island 02903, and serves as the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses. The Transfer Agent has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

                                                           December 1, 1995

                      THE DREYFUS/LAUREL FUNDS, INC.-

                       Dreyfus Bond Market Index Fund

             Supplement to Statement of Additional Information
                            Dated April 10, 1995

     The following information supplements or replaces the information contained in the following indicated sections of the Fund's Statement of Additional Information:

                          PURCHASE OF FUND SHARES

     Dreyfus TeleTransfer Privilege. Dreyfus TeleTransfer purchase orders may be made at any time. Purchase orders received by 4:00 P.M., New York time, on any business day that Dreyfus Transfer, Inc., the Fund's transfer and dividend disbursing agent (the "Transfer Agent"), and the New York Stock Exchange are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 P.M., New York time, on any business day the Transfer Agent and the New York Stock Exchange are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order.

             CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT,
                      COUNSEL AND INDEPENDENT AUDITORS

     Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, is located at One American Express Plaza, Providence, Rhode Island 02903, and serves as the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses. The Transfer Agent has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.


                                                           December 1, 1995
                     THE DREYFUS/LAUREL FUNDS, INC._
                     DREYFUS DISCIPLINED INTERMEDIATE
                                BOND FUND
                         SUPPLEMENT TO PROSPECTUS
                          DATED NOVEMBER 1, 1995
        THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES THE INFORMATION CONTAINED IN THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND," "HOW TO BUY FUND SHARES," "SHAREHOLDER SERVICES," AND "HOW TO REDEEM FUND SHARES":
        Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, is located at One American Express Plaza, Providence, Rhode Island 02903, and serves as the Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent").
        Effective January 1, 1996, the telephone number for the following transactions is 1-800-645-6561 or, if you are calling from overseas, 516-794-5452:
        *      Dreyfus TELETRANSFER Privilege
        *      Telephone Exchange Privilege
        *      Wire Redemption Privilege
        *      Telephone Redemption Privilege
302s120195



                                                           December 1, 1995
                         THE DREYFUS/LAUREL FUNDS, INC._
                              DREYFUS EUROPEAN FUND
                              SUPPLEMENT TO PROSPECTUS
                               DATED MARCH 1, 1995
        THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES THE INFORMATION CONTAINED IN THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND," "HOW TO BUY FUND SHARES," "SHAREHOLDER SERVICES," AND "HOW TO REDEEM FUND SHARES":
        Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, is located at One American Express Plaza, Providence, Rhode Island 02903, and serves as the Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent").
        Effective January 1, 1996, the telephone number for the following transactions is 1-800-645-6561 or, if you are calling from overseas, 516-794-5452:
        *      Dreyfus TELETRANSFER Privilege
        *      Telephone Exchange Privilege
        *      Wire Redemption Privilege
        *      Telephone Redemption Privilege
308/708s120195




                                                            December 1, 1995
                       THE DREYFUS/LAUREL FUNDS, INC._
                      DREYFUS BOND MARKET INDEX FUND
                         SUPPLEMENT TO PROSPECTUS
                           DATED APRIL 10, 1995
        THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES THE INFORMATION CONTAINED IN THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND," "HOW TO BUY FUND SHARES," "SHAREHOLDER SERVICES," AND "HOW TO REDEEM FUND SHARES":
        Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, is located at One American Express Plaza, Providence, Rhode Island 02903, and serves as the Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent").
        Effective January 1, 1996, the telephone number for the following transactions is 1-800-645-6561 or, if you are calling from overseas, 516-794-5452:
        *      Dreyfus TELETRANSFER Privilege
        *      Telephone Exchange Privilege
        *      Wire Redemption Privilege
        *      Telephone Redemption Privilege
310/710s120195




                                                           December 1, 1995
                       THE DREYFUS/LAUREL FUNDS, INC._
                        DREYFUS INSTITUTIONAL S&P 500
                              STOCK INDEX FUND
                          SUPPLEMENT TO PROSPECTUS
                            DATED MARCH 1, 1995
        THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES THE INFORMATION CONTAINED IN THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND," "HOW TO BUY FUND SHARES," "SHAREHOLDER SERVICES," AND "HOW TO REDEEM FUND SHARES":
        Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, is located at One American Express Plaza, Providence, Rhode Island 02903, and serves as the Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent").
        Effective January 1, 1996, the telephone number for the following transactions is 1-800-645-6561 or, if you are calling from overseas, 516-794-5452:
        *      Dreyfus TELETRANSFER Privilege
        *      Telephone Exchange Privilege
        *      Wire Redemption Privilege
        *      Telephone Redemption Privilege
313s120195




                                                             December 1, 1995
                      THE DREYFUS/LAUREL FUNDS, INC._
                  DREYFUS DISCIPLINED EQUITY INCOME FUND
                        SUPPLEMENT TO PROSPECTUS
                          DATED MARCH 1, 1995
        THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES THE INFORMATION CONTAINED IN THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND," "HOW TO BUY FUND SHARES," "SHAREHOLDER SERVICES," AND "HOW TO REDEEM FUND SHARES":
        Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, is located at One American Express Plaza, Providence, Rhode Island 02903, and serves as the Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent").
        Effective January 1, 1996, the telephone number for the following transactions is 1-800-645-6561 or, if you are calling from overseas, 516-794-5452:
        *      Dreyfus TELETRANSFER Privilege
        *      Telephone Exchange Privilege
        *      Wire Redemption Privilege
        *      Telephone Redemption Privilege
318/718s120195




                                                          December 1, 1995
                      THE DREYFUS/LAUREL FUNDS, INC._
                       DREYFUS INTERNATIONAL EQUITY
                              ALLOCATION FUND
                        SUPPLEMENT TO PROSPECTUS
                          DATED APRIL 10, 1995
        THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES THE INFORMATION CONTAINED IN THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND," "HOW TO BUY FUND SHARES," "SHAREHOLDER SERVICES," AND "HOW TO REDEEM FUND SHARES":
        Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, is located at One American Express Plaza, Providence, Rhode Island 02903, and serves as the Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent").
        Effective January 1, 1996, the telephone number for the following transactions is 1-800-645-6561 or, if you are calling from overseas, 516-794-5452:
        *      Dreyfus TELETRANSFER Privilege
        *      Telephone Exchange Privilege
        *      Wire Redemption Privilege
        *      Telephone Redemption Privilege
323/723s120195




                                                           December 1, 1995
                      THE DREYFUS/LAUREL FUNDS, INC._
                        DREYFUS DISCIPLINED STOCK FUND
                         SUPPLEMENT TO PROSPECTUS
                            DATED MARCH 1, 1995
        THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES THE INFORMATION CONTAINED IN THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND," "HOW TO BUY FUND SHARES," "SHAREHOLDER SERVICES," AND "HOW TO REDEEM FUND SHARES":
        Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, is located at One American Express Plaza, Providence, Rhode Island 02903, and serves as the Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent").
        Effective January 1, 1996, the telephone number for the following transactions is 1-800-645-6561 or, if you are calling from overseas, 516-794-5452:
        *      Dreyfus TELETRANSFER Privilege
        *      Telephone Exchange Privilege
        *      Wire Redemption Privilege
        *      Telephone Redemption Privilege
328/728s120195





                                                          December 1, 1995
                      THE DREYFUS/LAUREL FUNDS, INC._
                    DREYFUS DISCIPLINED MIDCAP STOCK FUND
                           SUPPLEMENT TO PROSPECTUS
                            DATED MARCH 1, 1995
        THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES THE INFORMATION CONTAINED IN THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND," "HOW TO BUY FUND SHARES," "SHAREHOLDER SERVICES," AND "HOW TO REDEEM FUND SHARES":
        Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, is located at One American Express Plaza, Providence, Rhode Island 02903, and serves as the Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent").
        Effective January 1, 1996, the telephone number for the following transactions is 1-800-645-6561 or, if you are calling from overseas, 516-794-5452:
        *      Dreyfus TELETRANSFER Privilege
        *      Telephone Exchange Privilege
        *      Wire Redemption Privilege
        *      Telephone Redemption Privilege
330/730s120195





                                                            December 1, 1995
                          THE DREYFUS/LAUREL FUNDS, INC. _
                 DREYFUS INSTITUTIONAL PRIME MONEY MARKET FUND
              DREYFUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
             DREYFUS INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
                SUPPLEMENT TO PROSPECTUS DATED APRIL 10, 1995
        THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUNDS' PROSPECTUS.
        Effective October 31, 1995, Dreyfus/Laurel Institutional U.S. Treasury Only Money Market Fund and Dreyfus/Laurel Institutional Short-Term Bond Fund (collectively, the "Funds") were terminated as separate series of The Dreyfus/Laurel Funds, Inc. Accordingly, all references to the Funds in the Prospectus are hereby deleted in their entirety.
        THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES THE INFORMATION CONTAINED IN THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND," "HOW TO BUY FUND SHARES," "SHAREHOLDER SERVICES," AND "HOW TO REDEEM FUND SHARES":
        Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, is located at One American Express Plaza, Providence, Rhode Island 02903, and serves as the Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent").
        Effective January 1, 1996, the telephone number for the following transactions is 1-800-645-6561 or, if you are calling from overseas, 516-794-5452:
        *      Dreyfus TELETRANSFER Privilege
        *      Telephone Exchange Privilege
        *      Wire Redemption Privilege
        *      Telephone Redemption Privilege
        THE FOLLOWING INFORMATION SUPPLEMENTS, SHOULD BE READ IN CONJUNCTION WITH, AND SUPERSEDES ANY CONTRARY INFORMATION
CONTAINED IN THE FUNDS' PROSPECTUS.
        Effective September 15, 1995, the following name changes occurred:
FORMER NAME                                               NEW NAME
Dreyfus/Laurel Institutional Prime          Dreyfus Institutional Prime
Money Market Fund                          Money Market Fund
Dreyfus/Laurel Institutional Government    Dreyfus Institutional Government
Money Market Fund                          Money Market Fund
Dreyfus/Laurel Institutional U.S.         Dreyfus Institutional U.S. Treasury
Treasury Money Market Fund                 Money Market Fund
        THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUNDS' PROSPECTUS AND SPECIFICALLY IN THE SECTIONS ENTITLED "HOW TO BUY FUND SHARES" AND "THE SHAREHOLDER SERVICING PLANS".
        Effective September 15, 1995, Class II and Class III of Dreyfus Institutional Prime Money Market Fund, Dreyfus Institutional Government Money Market Fund and Dreyfus Institutional U.S. Treasury Money Market Fund (collectively, the "Funds") are eliminated. The designation "Class I" of the Funds' only remaining class of shares also is eliminated and these shares are redesignated as shares of the Funds.
                     (CONTINUED ON REVERSE SIDE)
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE SECOND PARAGRAPH IN THE SECTION IN THE FUNDS' PROSPECTUS ENTITLED "HOW TO BUY FUND SHARES".
        The minimum initial investment to establish a new account in Dreyfus Institutional Prime Money Market Fund, Dreyfus Institutional Government Money Market Fund and Dreyfus Institutional U.S. Treasury Money Market Fund is $1 million. There is no minimum requirement for subsequent investments.
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FOURTH PARAGRAPH IN THE SECTION IN THE FUNDS' PROSPECTUS ENTITLED "HOW TO REDEEM FUND SHARES _ GENERAL".
        The Dreyfus Institutional Prime Money Market Fund, Dreyfus Institutional Government Money Market Fund and Dreyfus Institutional U.S. Treasury Money Market Fund reserve the right to redeem a shareholder's account at their option upon not less than 45 days' written notice if the net asset value of such account is $10,000 or less ($500 or less in the case of holders of shares of any of the Funds since September 14, 1995) and remains at or below such amount during the notice period.
LFISTs120195



                                                           December 1, 1995
                        THE DREYFUS/LAUREL FUNDS, INC. _
                         PREMIER SMALL COMPANY STOCK FUND
                            SUPPLEMENT TO PROSPECTUS
                               DATED MARCH 1, 1995
        THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES THE INFORMATION
CONTAINED IN THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND," "HOW TO BUY FUND SHARES," "SHAREHOLDER SERVICES," AND "HOW TO REDEEM FUND SHARES":
        Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, is located at One American Express Plaza, Providence, Rhode Island 02903, and serves as the Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent").
        Effective January 1, 1996, the telephone number for the following transactions is 1-800-645-6561 or, if you are calling from overseas, 516-794-5452:
        *      TELETRANSFER Privilege
        *      Telephone Exchange Privilege
PCS/s120195




                                                          December 1, 1995
                   THE DREYFUS/LAUREL FUNDS, INC._
                        PREMIER BALANCED FUND
                       SUPPLEMENT TO PROSPECTUS
                          DATED MARCH 1, 1995
        THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES THE INFORMATION CONTAINED IN THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND," "HOW TO BUY FUND SHARES," "SHAREHOLDER SERVICES," AND "HOW TO REDEEM FUND SHARES":
        Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, is located at One American Express Plaza, Providence, Rhode Island 02903, and serves as the Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent").
        Effective January 1, 1996, the telephone number for the following transactions is 1-800-645-6561 or, if you are calling from overseas, 516-794-5452:
        *      TELETRANSFER Privilege
        *      Telephone Exchange Privilege
PDBs120195




                                                          December 1, 1995
                      THE DREYFUS/LAUREL FUNDS, INC._
                            PREMIER LIMITED TERM
                                 INCOME FUND
                          SUPPLEMENT TO PROSPECTUS
                             DATED MARCH 1, 1995
        THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES THE INFORMATION CONTAINED IN THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND," "HOW TO BUY FUND SHARES," "SHAREHOLDER SERVICES," AND "HOW TO REDEEM FUND SHARES":
        Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, is located at One American Express Plaza, Providence, Rhode Island 02903, and serves as the Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent").
        Effective January 1, 1996, the telephone number for the following transactions is 1-800-645-6561 or, if you are calling from overseas, 516-794-5452:
        *      TELETRANSFER Privilege
        *      Telephone Exchange Privilege
PLIs120195




                                                           December 1, 1995
                      THE DREYFUS/LAUREL FUNDS, INC. _
                        DREYFUS MONEY MARKET RESERVES
                        DREYFUS MUNICIPAL RESERVES
                       DREYFUS U.S. TREASURY RESERVES
                         SUPPLEMENT TO PROSPECTUS
                            DATED APRIL 10, 1995
        THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES THE INFORMATION CONTAINED IN THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND," "HOW TO BUY FUND SHARES," "SHAREHOLDER SERVICES," AND "HOW TO REDEEM FUND SHARES":
        Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, is located at One American Express Plaza, Providence, Rhode Island 02903, and serves as the Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent").
        Effective January 1, 1996, the telephone number for the following transactions is 1-800-645-6561 or, if you are calling from overseas, 516-794-5452:
        *      Dreyfus TELETRANSFER Privilege
        *      Telephone Exchange Privilege
        *      Wire Redemption Privilege
        *      Telephone Redemption Privilege
LMMKTs120195